Other Operating Revenues and Other Operating Expenses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Vehicle Maintenance and Management Services USD ($)	Mar. 31, 2012 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2011 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2010 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2012 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services USD ($)	Mar. 31, 2012 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2011 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2010 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2012 Facilities Management of Golf Courses USD ($)	Mar. 31, 2012 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2011 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2010 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2012 Facilities Management of Hotels and Japanese Inns USD ($)	Mar. 31, 2012 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2011 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2010 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2012 Other Segment USD ($)	Mar. 31, 2012 Other Segment JPY (¥)	Mar. 31, 2011 Other Segment JPY (¥)	Mar. 31, 2010 Other Segment JPY (¥)
Other operating revenues	$ 3,141	¥ 258,178	¥ 245,544	¥ 246,804	$ 489	¥ 40,168	¥ 40,760	¥ 41,408	$ 565	¥ 46,434	¥ 50,659	¥ 54,996	$ 278	¥ 22,867	¥ 22,757	¥ 22,909	$ 348	¥ 28,643	¥ 26,640	¥ 22,093	$ 1,461	¥ 120,066	¥ 104,728	¥ 105,398
Other operating expenses	$ 1,826	¥ 150,071	¥ 142,241	¥ 135,755	$ 386	¥ 31,752	¥ 33,790	¥ 34,837					$ 246	¥ 20,222	¥ 20,630	¥ 19,395	$ 317	¥ 26,038	¥ 24,676	¥ 21,382	$ 877	¥ 72,059	¥ 63,145	¥ 60,141